Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Cash and cash equivalents	$ 11,249,931	$ 530,052	$ 657,946
Accounts receivable	929,754	1,659,802	426,818
Prepaid expenses	97,469	109,960	162,565
Deferred finance costs, net of accumulated amortization of $53,884 and $25,923	6,875	5,217	1,877
Other current assets	74,670	78,269	11,627
Total current assets	12,358,699	2,383,300	1,260,833
Property and equipment, net	189,517	156,482	113,757
Intangible assets, net of accumulated amortization of $77,276 and $59,276		0	18,000
Software development costs	568,875	362,346	0
Security deposits	50,816	46,574	9,048
Total assets	13,167,907	2,948,702	1,401,638
Current liabilities
Accounts payable	807,508	817,057	1,163,307
Accrued expenses	342,334	365,454	187,868
Unearned revenue	1,049,867	1,292,228	1,140,140
Compound embedded derivative		0	11,817
Current portion of capital lease obligations	59,783	43,852	17,638
Current portion of notes payable		0	75,000
Total current liabilities	2,259,492	2,518,591	2,595,770
Capital lease obligations, less current portion	47,076	34,013	10,212
Notes payable, less current portion		0	106,355
Deferred Rent Credit, Noncurrent	56,715	14,179	0
Warrant liability	14,079,560	1,832,945	2,750
Total liabilities	16,442,843	4,399,728	2,715,087
Stockholders’ deficit:
Common stock, $.0001 par value; 100,000,000 shares authorized; 22,560,653 and 6,186,997 issued and outstanding	5,695	2,256	619
Additional paid-in capital	23,414,094	24,672,132	21,489,354
Accumulated deficit	(26,694,725)	(26,125,414)	(22,803,422)
Total stockholders’ deficit	(3,274,936)	(1,451,026)	(1,313,449)
Total liabilities and stockholders’ deficit	13,167,907	2,948,702	1,401,638
Series A Convertible Preferred Stock [Member]
Stockholders’ deficit:
Series A convertible preferred stock; $.0001 par value; 240 shares authorized; zero and 5 shares issued and outstanding	$ 0	$ 0	$ 0